Disposal of Subsidiary (Tables)	12 Months Ended
Dec. 31, 2024
Disposal of Subsidiary [Abstract]
Schedule of Discontinued Operations	Since the disposal did not represent any strategic change of the Company’s operation, the disposal was not presented as discontinued operations.
December 31,
2024
Total current assets	$2,513

Total other assets	1,406

Total assets	3,919

Total current liabilities	33,201

Total net assets	(29,282)
Total consideration	(1)
Exchange rate effect	4,183
Gain on disposal	$(25,098)